Share-based compensation	12 Months Ended
Dec. 31, 2014
Share-based compensation

12. Share-based compensation

In May 2006, the Group adopted the 2006 Equity Incentive Plan (the “2006 Option Plan”) which allows the Group to offer a variety of incentive awards to employees, officers, directors or individual consultants or advisors who render services to the Group and authorized the issuance of 24,133,000 ordinary shares. Under the 2006 Option Plan, the share options and stock appreciation rights (“SARs”) are generally granted with an exercise price equal to the fair market value of the underlying shares, as determined by the Group’s board of directors at the date of grant and expire after ten years and six years, respectively, with vesting occurring 25% upon grant and the remaining 75% vesting ratably over three years. Certain share options and SARs granted vest immediately upon grant, and certain share options and SARs granted vest upon the satisfaction of certain performance targets. The proceeds from the exercise of the SARs by the grantee will be equity settled by delivery of equivalent fair value of ordinary shares of the Group.

In 2010, the Group granted restricted share units (“RSUs”) to its employees that require no exercise price with one-twelfth to vest on the last day of each three-month period during the three years following the grant date. The holders of the RSUs are not entitled to voting but have the right to receive dividend equivalents with respect to any unpaid RSUs they hold as of the applicable record date for any dividend payment if Acorn International declares a cash dividend on its outstanding ordinary shares. The dividend equivalents are subject to the same vesting and other terms as the original RSUs to which they relate.

In 2012, the Group granted RSUs to an officer of the Group that requires no exercise price. One-half of the RSUs granted are time-based shares which will vest one-third on the last day of each year during the three years following the grant date. The other half of the RSUs granted are performance-based which will vest upon the satisfaction of certain performance targets. The holders of the RSUs are not entitled to voting but have the right to receive dividend equivalents with respect to any unpaid RSUs they hold as of the applicable record date for any dividend payment if Acorn International declares a cash dividend on its outstanding ordinary shares. The dividend equivalents are subject to the same vesting and other terms as the original RSUs to which they relate.

The Group recorded compensation expense of $424,445, $446,412 and $428,000 for the years ended December 31, 2012, 2013 and 2014, respectively.

The fair value of each RSU granted in 2010 and 2012 were based on quoted market price of the Group’s ordinary share on the grant date.

A summary of the share options and SARs activities for the year ended December 31, 2014 and the information regarding the share options and SARs outstanding as of December 31, 2014 were as follows:

	Number of share options/ SARs	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Share options/SARs outstanding at January 1, 2014	2,335,482	$1.78
Granted	—	$—
Forfeited	—	$—
Expired	—	$—
Exercised	—	$—

Share options/SARs outstanding at December 31, 2014	2,335,482	$1.78	0.31 years	$—

Share options/SARs vested or expected to vest at December 31, 2014	2,335,482	$1.78	0.31 years	$—

Share options/SAR exercisable at December 31, 2014	2,335,482	$1.78	0.31 years	$—

The weighted-average fair value of share options and SARs granted in 2012, 2013 and 2014 was nil, nil and nil, respectively. The total fair value of options and SARs vested in 2012, 2013 and 2014 was nil, nil and nil. Due to the fact that market price is lower than weighted-average exercise price, the aggregate intrinsic value of share options and SARs was nil as of December 31, 2014.

A summary of the RSUs activities for the year ended December 31, 2014 was as follows:

	Number of RSUs	Weighted average grant date fair value
Nonvested at January 1, 2014	900,000	$1.43
Granted	—	$1.43
Forfeited	(300,000)	$1.43
Vested	(300,000)	$1.43

Nonvested at December 31, 2014	300,000	$1.43

As of December 31, 2014, there was $71,333 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2006 Option Plan, which is expected to be recognized over a weighted-average period of 0.16 years.